Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2022
Prepaid Land And Lease Payments [Abstract]
Prepaid Land Lease Payments

9. Prepaid Land Lease Payments

	December 31,
	2022	2021
Prepaid land lease payments	$78,356	$44,872
Less: accumulated amortization	(8,541)	(5,142)
Net carrying value	$69,815	$39,730

Amortization expense for prepaid land lease payments for the year ended December 31, 2022 was $1,749 (2021 - $2,203, 2020 - $238).